Leases - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	2 years 1 month 24 days	2 years 1 month 24 days
Operating lease, weighted average discount rate, percent	7.72%	7.72%
Operating Lease, Impairment Loss	$ 216
Operating Leases Future Sublease Receipts		$ 300
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	7 years	7 years